Related Party Disclosures	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Related Party Disclosures [Text Block]

17. Related Party Disclosures

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of the transactions between the Company and other related parties are disclosed below:

a) Trading transactions

There has been no material trading transactions with related parties during each of the years ended August 31, 2019, 2018 and 2017, other than the participation by certain related parties in certain equity offerings as listed below:

i) the participation by certain related parties in the November 2017 Private Placement, whereby Donald Bubar, Director, President and CEO, Mark Wiseman, Vice President Sustainability, Patricia Mohr, former Director subscribed for 200,000, 55,000 and 50,000 flow-through shares at $0.145 per share, respectively; and

ii) in November 2018, Mr. Donald Bubar subscribed for 1,000,000 Units at $0.07 per Unit as described in Note 14b.

b) Compensation of key management personnel

The remuneration of directors and other key members of the Company's senior management team during the years ended August 31, 2019, August 31, 2018 and August 31, 2017 are as follows:

	August 31, 2019	August 31, 2018	August 31, 2017

Salaries, benefits and directors' fees(1)	$1,551,593	$1,692,551	$1,744,508
Share based compensation(2)	70,992	118,991	281,657

	$1,622,585	$1,811,542	$2,026,165

(1) Salaries and benefits of key management personnel capitalized to exploration and evaluation assets and PPE totaled $343,246 (2018 - $577,224, 2017 - $571,471).

(2) Fair value of stock options earned and recognized as share based compensation during the respective reporting period.

Unpaid directors' fees and salaries included in accrued liabilities and owing to the directors and members of the Company's senior management team totaled $566,685 as at August 31, 2019 (August 31, 2018 - $137,500, August 31, 2017 - $nil).